Shareholder Report, Holdings (Details) - C000217970	Dec. 31, 2025
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.90%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.10%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	7.20%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%